SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENTS
Preferred Shares
On January 20, 2014, TransCanada completed a public offering of 18 million Series 9 cumulative redeemable first preferred shares at a price of $25 per share, resulting in gross proceeds of $450 million. The holders of the Series 9 preferred shares will be entitled to receive fixed cumulative dividends at an annual rate of $1.0625 per share, payable quarterly for the initial fixed rate period ending October 30, 2019. The dividend rate will reset on October 30, 2019 and every five years thereafter to a yield per annum equal to the sum of the then five-year Government of Canada bond yield and 2.35 per cent. The Series 9 Preferred Shares are redeemable by TransCanada on October 30, 2019 and on October 30 of every fifth year thereafter at a price of $25.00 per share plus accrued and unpaid dividends.
The Series 9 preferred shareholders will have the right to convert their shares into Series 10 cumulative redeemable first preferred shares on October 30, 2019 or October 30 of every fifth year thereafter. The holders of Series 10 preferred shares will be entitled to receive quarterly floating rate cumulative dividends at a yield per annum equal to the sum of the then 90-day Government of Canada treasury bill rate plus 2.35 percent.
Cancarb Asset Sale
On January 20, 2014, TransCanada reached an agreement to sell Cancarb Limited and its related power generation facility for aggregate gross proceeds of $190 million, subject to closing adjustments. The transaction is expected to close late in the first quarter of 2014, subject to various approvals. The related assets were classified as assets held for sale at December 31, 2013 (Note 6).
TCPL Preferred Share Redemption
On January 27, 2014, TCPL announced the redemption of all of the four million outstanding 5.60 per cent Cumulative Redeemable First Preferred Shares Series Y on March 5, 2014 at a price of $50 per share plus $0.2455 representing accrued and unpaid dividends to such redemption date. The total par value of the outstanding Series Y Shares is $200 million and they carry an aggregate of $11.2 million in annualized dividends.